SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current taxes	$ 7,980	$ 69,869	$ 5,321
Income tax expense	$ 7,980	$ 69,869	$ 5,321